Schedule of Investments

July 31, 2021 (Unaudited)

Schedule of Investments

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Foreign Common Stock (94.8%)
Brazil (4.6%)
Banco do Brasil	10,700	$65
Camil Alimentos	37,100	64
EDP - Energias do Brasil	16,200	53
JBS	13,700	84
Petrobras Distribuidora	27,600	151
Qualicorp Consultoria e Corretora de Seguros	3,000	15
Telefonica Brasil	10,300	81
Vale	4,200	89

		602

Chile (1.0%)
AES Andes	210,700	27
Enel Americas	215,216	30
Vina Concha y Toro	44,300	77

		134

China (5.1%)
Baidu ADR*	780	128
China CITIC Bank, Cl H	229,000	103
Haier Smart Home, Cl H	22,400	77
Kunlun Energy	82,000	71
Powerlong Real Estate Holdings	92,000	62
Shanghai Pharmaceuticals Holding, Cl H	36,000	77
Shenzhen Expressway, Cl H	64,000	60
Sinotrans, Cl H	215,000	79
Vipshop Holdings ADR*	500	8

		665

Czech Republic (0.4%)
Philip Morris CR	70	47

Egypt (0.5%)
Eastern SAE	62,000	46
ElSewedy Electric*	37,200	21

		67

Greece (0.2%)
Motor Oil Hellas Corinth Refineries	1,400	23

Hong Kong (25.6%)
3SBio(A)*	34,000	28
Agile Group Holdings	48,000	53
Anhui Conch Cement, Cl H	7,500	36

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
Asia Cement China Holdings	85,000	$58
BAIC Motor, Cl H(A)	101,000	36
Bank of Communications, Cl H	119,000	69
Beijing Enterprises Holdings	9,000	28
China BlueChemical	244,000	77
China Everbright	32,000	35
China Everbright Bank, Cl H	127,000	43
China Hongqiao Group	63,000	84
China Lesso Group Holdings	31,000	65
China Longyuan Power Group, Cl H	79,000	147
China Medical System Holdings	44,000	89
China Minsheng Banking, Cl H	88,500	36
China Pacific Insurance Group, Cl H	12,800	36
China Petroleum & Chemical, Cl H	312,000	143
China Railway Group, Cl H	104,000	48
China Reinsurance Group, Cl H	740,000	71
China Suntien Green Energy, Cl H	215,000	111
China Traditional Chinese Medicine Holdings	46,000	29
China Yongda Automobiles Services Holdings	45,000	84
CIMC Enric Holdings	90,000	87
Country Garden Holdings	54,000	53
Dali Foods Group(A)	178,500	97
Dongfang Electric, Cl H	76,200	64
Dongfeng Motor Group, Cl H	80,000	71
Far East Horizon	75,000	80
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	30,000	81
Guangzhou R&F Properties	17,600	15
Hengan International Group	13,000	77
IGG	51,000	58
Jiangsu Expressway, Cl H	30,000	32
Kingboard Laminates Holdings	36,000	72
Lenovo Group	88,000	82
Lonking Holdings	152,000	47
Maanshan Iron & Steel, Cl H	242,000	124
NetDragon Websoft Holdings	28,000	65
New China Life Insurance, Cl H	19,700	54
Nine Dragons Paper Holdings	57,000	72

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Hong Kong (continued)
People’s Insurance Group of China, Cl H	212,000	$66
PICC Property & Casualty, Cl H	94,000	76
Shougang Fushan Resources Group	85,364	22
Sinopec Engineering Group, Cl H	124,000	71
Sinopharm Group, Cl H	37,600	99
Sinotruk Hong Kong	37,500	64
SSY Group	94,000	60
TCL Electronics Holdings	95,000	48
Vinda International Holdings	19,000	54
Want Want China Holdings	155,000	105
YiChang HEC ChangJiang Pharmaceutical, Cl H(A)	19,600	15
Yuexiu Transport Infrastructure	40,000	21
Zhejiang Expressway, Cl H	48,000	41

		3,379

Hungary (0.3%)
Magyar Telekom Telecommunications	26,200	37

India (11.3%)
Aurobindo Pharma	4,600	57
Cyient	7,900	105
Firstsource Solutions	51,200	134
GAIL India	50,100	94
Gujarat State Fertilizers & Chemicals	50,600	83
HCL Technologies	6,700	92
Indiabulls Housing Finance	3,100	11
JK Paper	20,300	71
Jubilant Life Sciences	4,400	41
Jubilant Pharmova*	4,400	35
Kalpataru Power Transmission	23,800	151
NMDC	32,600	79
Oil & Natural Gas	47,100	73
Power Finance	45,200	79
Power Grid Corp of India	20,667	48
REC	19,400	39
Redington India	33,800	149
Sonata Software	5,600	58
UPL	8,200	89

		1,488

Indonesia (1.9%)
Astra International	247,300	81
Bank Negara Indonesia Persero	67,200	22
Bukit Asam	81,200	13

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Indonesia (continued)
Matahari Department Store*	142,600	$18
Telekomunikasi Indonesia Persero	404,800	90
United Tractors	19,600	26

		250

Malaysia (2.4%)
AMMB Holdings	72,900	49
Bermaz Auto	49,200	18
RHB Bank	61,300	74
Scientex	112,600	112
Tenaga Nasional	28,900	66

		319

Mexico (1.4%)
Fibra Uno Administracion	39,100	43
Grupo Financiero Banorte, Cl O	10,000	65
Grupo Mexico	17,400	79

		187

Philippines (1.4%)
DMCI Holdings	402,100	48
Globe Telecom	1,400	52
Metro Pacific Investments	536,200	38
PLDT	2,100	51

		189

Poland (1.6%)
Cyfrowy Polsat	9,800	86
Polskie Gornictwo Naftowe i Gazownictwo	46,300	76
Powszechny Zaklad Ubezpieczen	4,300	42

		204

Russia (1.9%)
Gazprom PJSC ADR	11,300	88
LUKOIL PJSC ADR	1,300	111
Mobile TeleSystems PJSC ADR	5,800	50

		249

Singapore (0.3%)
Yangzijiang Shipbuilding Holdings	42,100	43

South Africa (4.1%)
Absa Group	7,400	69

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Emerging Markets Equity Fund

	Shares	Value (000)
South Africa (continued)
African Rainbow Minerals	4,300	$87
Aspen Pharmacare Holdings	2,400	30
Astral Foods	3,800	40
Exxaro Resources	3,700	46
Impala Platinum Holdings	4,400	79
Imperial Logistics	5,300	22
MTN Group	10,300	74
Oceana Group	16,600	71
Telkom SOC	7,500	22

		540

South Korea (13.0%)
DB HiTek	1,200	64
DB Insurance	1,800	89
DL E&C*	166	21
DL Holdings	133	9
DongKook Pharmaceutical	2,500	55
Hana Pharm	1,210	23
Hankook & Co	6,900	107
Huons	990	52
Hyundai Glovis	240	41
Hyundai Greenfood	4,100	36
Hyundai Home Shopping Network	1,000	71
Hyundai Marine & Fire Insurance	800	18
Kginicis	1,700	32
Kia Motors	1,300	94
KT&G	500	36
LG	638	52
LX Holdings*	309	3
LX Semicon	800	83
Maeil Dairies	400	27
S&T Motiv	900	48
Samsung Electronics	6,500	443
SFA Engineering	700	25
Shinhan Financial Group	2,100	71
SK Telecom	400	105
Value Added Technology	1,400	44
Vieworks	1,700	54

		1,703

Taiwan (14.6%)
ASE Technology Holding	33,000	146
Asia Cement	44,000	82
Asustek Computer	6,000	75
Cathay Financial Holding	40,859	79
China Life Insurance	90,063	85
Chipbond Technology	15,000	40
Fubon Financial Holding	42,000	113
Ginko International	6,000	48
Global Mixed Mode Technology	10,000	97

LSV Emerging Markets Equity Fund

	Shares	Value (000)
Taiwan (continued)
Hon Hai Precision Industry	20,000	$79
Novatek Microelectronics	1,000	18
Pou Chen	62,000	78
Powertech Technology	14,000	55
Primax Electronics	25,000	55
Radiant Opto-Electronics	13,000	49
Shin Kong Financial Holding	229,000	75
Sigurd Microelectronics	58,000	133
Simplo Technology	4,000	53
Sino-American Silicon Products	13,000	88
SinoPac Financial Holdings	163,000	82
Synnex Technology International	36,000	68
Topco Scientific	16,000	74
Tripod Technology	11,000	47
Wistron	50,000	50
Yuanta Financial Holding	124,800	113
Zhen Ding Technology Holding	11,000	41

		1,923

Thailand (1.0%)
Krung Thai Bank	96,200	30
Quality Houses	394,900	26
Thaifoods Group	526,500	74

		130

Turkey (1.1%)
Coca-Cola Icecek	6,400	64
Haci Omer Sabanci Holding	40,700	46
Turkiye Sise ve Cam Fabrikalari	35,400	32

		142

United Arab Emirates (0.6%)
Aldar Properties PJSC	70,700	76

United Kingdom (0.5%)
MMC Norilsk Nickel PJSC ADR	2,000	69

TOTAL FOREIGN COMMON STOCK (Cost $11,422)		12,466

Foreign Preferred Stock (1.4%)
Brazil** (1.3%)
Banco do Estado do Rio Grande do Sul	36,000	83

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Brazil** (continued)
Cia Paranaense de Energia	46,000	$54
Itausa	15,000	32

		169

Colombia** (0.1%)
Banco Davivienda	1,700	13

TOTAL FOREIGN PREFERRED STOCK (Cost $211)		182

Right (0.0%)
Taiwan (0.0%)
SHIN KONG FINANCIAL HOLDING 08/20/2021	12,897	—

TOTAL RIGHT (Cost $–)		0

Warrants (0.0%)*
Thailand (0.0%*)
THAIFOODS GROUP 12/31/2024*	43,110	—

TOTAL WARRANTS (Cost $–)		–

	Face Amount (000)
Repurchase Agreement (1.5%)
South Street Securities 0.010%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $199 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $113, 0.125% - 2.125%, 05/15/22 - 07/15/29; total market value $203)	$199	199

TOTAL REPURCHASE AGREEMENT (Cost $199)		199

Total Investments – 97.7% (Cost $11,832)		$12,847

Percentages are based on Net Assets of $13,152 (000).

*	Non-income producing security.
**	No rate available.

ADR	— American Depositary Receipt
Cl	— Class
PJSC	— Public Joint Stock Company

The following is a list of the level of inputs used as of July 31, 2021, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3		Total

Foreign Common Stock
Brazil	$602	$–	$–		$602
Chile	134	–	–		134
China	586	79	–		665
Czech Republic	47	–	–		47
Egypt	67	–	–		67
Greece	23	–	–		23
Hong Kong	3,255	124	–		3,379
Hungary	37	–	–		37
India	1,488	–	–		1,488
Indonesia	250	–	–		250
Malaysia	319	–	–		319
Mexico	187	–	–		187
Philippines	189	–	–		189
Poland	204	–	–		204
Russia	249	–	–		249
Singapore	43	–	–		43
South Africa	540	–	–		540
South Korea	1,703	–	–		1,703
Taiwan	1,923	–	–		1,923
Thailand	130	–	–		130
Turkey	142	–	–		142
United Arab Emirates	76	–	–		76
United Kingdom	69	–	–		69

Total Foreign Common Stock	12,263	203	–		12,466

Foreign Preferred Stock
Brazil	169	–	–		169
Colombia	13	–	–		13

Total Foreign Preferred Stock	182	–	–		182

Total Repurchase Agreement	–	199	–		199

Total Right	–	–	–		–

Total Warrants	–	–	–		–

Total Investments in Securities	$12,445	$402		$–	$12,847

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“are $0 or have been rounded to $0.

LSV-QH-008-0600

4